INVENTORIES - Composition of inventories (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INVENTORIES
Total	$ 233,053,160	$ 245,886,656
Cost of inventory recognized as cost of sales	$ 1,601,997,255	$ 1,628,701,823	$ 1,375,392,773
Percentage raw materials composed of concentrate and sweeteners as well as caps and other supplies	80.00%	80.00%
Gross asset
INVENTORIES
Raw materials	$ 90,992,931	$ 104,833,902
Finished goods	115,591,443	114,164,680
Spare parts and supplies	26,527,656	27,109,494
Work in progress	194,686	216,164
Other inventories	6,012,077	4,020,372
Cost of inventory recognized as cost of sales	1,346,516,486	1,388,536,599
Obsolescence provision
INVENTORIES
Obsolescence provision	$ (6,265,633)	$ (4,457,956)